SUPPLEMENT DATED JUNE 1, 2023

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2022, AS AMENDED AND RESTATED JANUARY 1, 2023,

AND AS FURTHER AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated August 31, 2022, as amended and restated January 1, 2023, and as further amended to date, and should be read in conjunction with such Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Portfolio Manager Change to the Fund

I.

As of June 1, 2023, Todd W. Munn no longer serves as portfolio manager to the portion of the Fund subadvised by Water Island Capital, LLC. To reflect this change, all references to Mr. Munn as a portfolio manager of the Fund are removed from the Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.